INTANGIBLE ASSETS, NET - Amortization for Intangible Assets (Details) - Intangible assets excluding brand names and master brand agreement ¥ in Millions	Jun. 30, 2024 CNY (¥)
Estimated amortization expense
Remainder of 2024	¥ 19
2025	31
2026	28
2027	23
2028	22
Thereafter	128
Total	¥ 251